As filed with the Securities and Exchange Commission on August 27, 2015

Registration Nos.

333-152224

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 402	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 27, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under M’s Versatile Product VII, M’s Versatile Product VIII, M’s Versatile Product IX, MVP VUL 10, and MVP VUL 10 LTP Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-6, File No. 333-152224 Accession No. 0001193125-15-132721 filed on April 16, 2015, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-152224 Accession No. 0001193125-15-132721 filed on April 16, 2015, and incorporated by reference herein.)

Supplement dated August 27, 2015 to the Prospectus dated May 1, 2015 for policies issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Policy Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the Policy Prospectus, as supplemented.

Plan of Substitution and Transfer of the Pacific Select Fund American Funds® Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, and the American Funds Asset Allocation Portfolio (the “PSF Portfolios”) and the submission of a plan of substitution (“Plan of Substitution”) by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan of Substitution, if approved, will allow the substitution of the PSF Portfolios with American Funds Insurance Series® Funds (the “AFIS Funds”) as follows:

FROM	TO
Pacific Select Fund American Funds Growth Portfolio	American Funds Insurance Series Growth FundSM (Class 4)
Pacific Select Fund American Funds Growth-Income Portfolio	American Funds Insurance Series Growth-Income FundSM (Class 4)
Pacific Select Fund American Funds Asset Allocation Portfolio	American Funds Insurance Series Asset Allocation FundSM (Class 4)

If the Plan of Substitution is approved, we anticipate that the proposed liquidation and substitution will occur on or about October 30, 2015 (the “Substitution Date”). This is not a liquidation or substitution of your Policy.

On the Substitution Date, any Accumulated Value that remains allocated to the PSF Portfolio Variable Accounts after the close of business will be transferred to the Variable Accounts corresponding to the AFIS Funds as described in the table above. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the PSF Portfolios and the AFIS Funds, as of the close of business on the Substitution Date. You will not incur any fees or charges or tax liability because of the substitution and your Accumulated Value immediately before the substitution will be equal to your Accumulated Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Substitution Date, the PSF Portfolio Variable Accounts will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a PSF Portfolio Variable Account will be deemed an instruction for the corresponding AFIS Fund Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service).

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Liquidation and Transfer of the Pacific Select Fund Precious Metals Portfolio

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation (“the Plan”) of the Precious Metals Portfolio and the submission of the Plan by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan, if approved, will allow the liquidation and transfer of the Precious Metals Portfolio to the Fidelity® VIP Money Market Portfolio (Service Class).

If the Plan is approved, we anticipate that the proposed liquidation and transfer will occur on or about October 30, 2015 (the “Transfer Date”). This is not a liquidation of your Policy.

For thirty (30) calendar days before the Transfer Date, if you have Accumulated Value allocated to the Variable Account investing in the Precious Metals Portfolio, you may make a one-time transfer of all or a portion of such Accumulated Value to any other available Variable Account without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in your Policy Prospectus. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

On the Transfer Date, any Accumulated Value that remains allocated to the Precious Metals Variable Account after the close of business will be transferred to the Variable Account corresponding to the Fidelity VIP Money Market Portfolio. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the Precious Metals Portfolio and Fidelity VIP Money Market Portfolio, as of the close of business on the Transfer Date. You will not incur any fees or charges or tax liability because of the transfer and your Accumulated Value immediately before the transfer will be equal to your Accumulated Value immediately after the transfer. The liquidation and transfer transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Transfer Date, the Precious Metals Portfolio Variable Account will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Precious Metals Portfolio Variable Account will be deemed an instruction for the Fidelity VIP Money Market Portfolio Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service). During the thirty (30) calendar day period after the Transfer Date (the “free transfer period”), you may make a one-time transfer out of the Fidelity VIP Money Market Portfolio Variable Account without the transfer counting towards the transfer limitations described in your Policy Prospectus.

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Transfer Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Fidelity Variable Insurance Products Money Market Portfolio change in fundamental concentration policy and portfolio name.

At a special shareholder meeting of the Fidelity VIP Money Market Portfolio, shareholders approved a proposal to modify the portfolio’s fundamental concentration policy to enable the portfolio to operate as a government money market fund. As a result of the change, the portfolio will change its name to Government Money Market Portfolio. These portfolio changes are expected to become effective in the fourth quarter of 2015. When this change occurs, all references to the Fidelity VIP Money Market Portfolio in the Policy Prospectus will be changed to Fidelity VIP Government Money Market Portfolio. See the Fidelity VIP Money Market Portfolio prospectus for additional information at www.PacificLife.com.

On October 30, 2015, the following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	MANAGER
American Funds IS Asset Allocation Fund Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM

For more information on the new fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable fund prospectus. You can obtain an applicable fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Funds Insurance Series

The following portfolio has been added as an allowable Investment Option under the Optional Riders and Benefits-Investment Allocation Requirements-the Allowable Investment Options subsection in the POLICY BENEFITS section:

American Funds IS Asset Allocation Fund

The first paragraph of the Variable Investment Options subsection in the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Funds Insurance Series

The Variable Investment Options subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

2

In addition to the transfer restrictions and limitations outlined in the Policy Prospectus, the Transferring Among Investment Options and Market-timing Restrictions pertaining to the new Fund portfolios referenced above are as follows:

Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Growth Fund, or American Funds IS Growth-Income Fund Investment Option may occur in any calendar month.

The How Our Accounts Work-Separate Account subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Funds Insurance Series

The second paragraph of the Service Arrangements subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Fund Insurance Series pays us for each American Fund Insurance Series Funds (Class 4) held by our separate accounts.

3

Form No. 15-43154-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(4)	(a)	(1) Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

(a) Specifications page (form P12MVP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) M’s Versatile Product VUL 10 Flexible Premium Variable Life Insurance Policy (form ICC12 P12MVP); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

(3) M’s Versatile Product VUL 10 LTP Flexible Premium Variable Life Insurance Policy (form ICC12 P12MVL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(b)	Accelerated Living Benefit Rider (form R92-ABR); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Spouse Term Rider (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(d)	Children’s Term Rider (form R84-CT); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(e)	Accidental Death Benefit (form R84-AD); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(f)	Disability Benefit Rider (form R84-DB); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(g)	Waiver of Charges (form R08WC); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(h)	Guaranteed Insurability Rider (form R84-GI); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(i)	Annual Renewable Term Rider (form R08RTP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(j)	Surrender Value Enhancement Rider — Individual (form R08SEI); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(k)	Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(l)	Short Term No Lapse Guarantee Rider (form R04PNL); Filed as Exhibit 4(q) as part of the Registration Statement on Form N-6 on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150.

	(m)	Overloan Protection Rider (form R08OLP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(n)	Minimum Earnings Benefit Rider (form R06MEB); Filed as part of the Registration Statement on Form N-6 on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357.

	(o)	SVER Term Insurance Rider (form R09SVERI); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-152224, Accession Number 0000892569-09-000079.

	(p)	SVER Term Insurance Rider — Trust/Executive Benefit (form R09SVERT); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-152224, Accession Number 0000892569-09-000079.

	(r)	Indexed Fixed Account Rider (form R09IAR); Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 on January 29, 2010, File No. 333-152224, Accession Number 0000950123-10-006280.

	(s)	Scheduled Increase Rider (form R10SIR); Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

	(t)	Annual Renewable Term Rider — Individual (form R10ARS); Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

	(u)	Accelerated Death Benefit Rider for Terminal Illness (form ICC12-R12TIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(v)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12-R12CIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(w)	(1) Annual Renewable Term Rider (form ICC12 R12ART); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

(2) Annual Renewable Term Rider (form ICC12 R12RTP); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(x)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12 R12CIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(y)	Downside Protection Rider (form ICC12 R12DPR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(z)	Scheduled Increase Rider (form ICC12 R12SR2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(aa)	Short-term No-Lapse Guarantee Rider (form ICC12 R12SNL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(bb)	SVER Term Insurance-2 Rider (form ICC12 R12SV2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(cc)	SVER Term Insurance Rider-Corporate (form ICC12 R12SVC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(dd)	Accelerated Death Benefit Rider For Terminal Illness (form ICC12 R12TIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(ee)	Varying Increase Rider (form ICC11 R11VIR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(ff)	Annual Renewable Term Rider - Additional Insured (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(gg)	Annual Renewable Term Rider (form ICC15 R15ART); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15ART SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) Specifications pages (form R15ART PC SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(hh)	Scheduled Annual Renewable Term Rider (form ICC15 R15SRT); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15SRT SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) Specifications pages (form R15SRT PC SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(ii)	Overloan Protection 3 Rider (form ICC15 R15OLP); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15OLP SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(jj)	Benefit Distribution Rider (form R15BDR); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

	(kk)	Scheduled Increase Rider (form R15SIR) and specifications pages (form R15SIR SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 - 150092, Accession Number 0000892569-08-000513.

(6)	(a)	Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(7)	Form of Reinsurance Contract; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(c)	Service Contract with Fidelity Distributors Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(d)	Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.); Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(2) Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(5) Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(e)	Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(h)	Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(i)	Service Agreement with Van Eck Securities Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(k)	Participation Agreement with Janus Aspen Series; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(m)	Administrative Services Agreement with Janus Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(n)	Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

	(o)	Servicing Agreement with Lazard Asset Management Securities LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

	(p)	Participation Agreement with Legg Mason Partners III; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(q)	Service Agreement with Legg Mason Investor Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement

	(r)	Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(s)	(1) Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(2) Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(t)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(2) Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(3) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(4) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(w)	Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(2) Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(3) Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(x)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(aa)	Participation Agreement between Pacific Life Insurance Company, Pacific Life & Annuity and M Fund; Filed as part of the Registration Statement on Form N-6 on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(bb)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(cc)	Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(dd)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(ee)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(ff)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(gg)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(hh)	Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(ii)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(jj)	Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(kk)	Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(ll)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(mm)	Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(nn)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(oo)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

	(pp)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(qq)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(rr)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(ss)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Participation Agreement

	(tt)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

	(uu)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(vv)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(ww)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(xx)	Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(zz)	Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman

(9)	Inapplicable

(10)	Inapplicable

(11)	Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

(12)	Inapplicable

(13)	Inapplicable

(14)	a)	Consent of Registered Public Accounting Firm; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	b)	Consent of Independent Auditors; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(15)	Inapplicable

(16)	Inapplicable

(17)

Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(18)	Power of Attorney; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director and President
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Richard J. Schindler	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6693 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
Aviation Capital Group Cayman Ltd.	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG ECA Singapore Pte. Ltd.	Singapore	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	76.84
UnderwriteMe Technology Solutions Limited	England	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

(a)	Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of August 27, 2015.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant) By: PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

	Director, Chairman and Chief Executive Officer	August 27, 2015
James T. Morris*

	Director and President	August 27, 2015
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	August 27, 2015
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	August 27, 2015
Sharon A. Cheever*

	Director, Vice President and Secretary	August 27, 2015
Jane M. Guon*

	Executive Vice President	August 27, 2015
Richard J. Schindler*

	Senior Vice President and Chief Accounting Officer	August 27, 2015
Edward R. Byrd*

	Vice President and Treasurer	August 27, 2015
Joseph W. Krum*

	Vice President and Controller	August 27, 2015
Brian D. Klemens*

*By: /s/ SHARON A. CHEEVER		August 27, 2015
Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 23 of the Registration Statement filed on Form N-6 for Pacific Select Exec Separate Account, File No. 333-152224, Accession No. 0001193125-15-132721, filed on April 16, 2015, as Exhibit 18).